Significant accounting policies, judgements and estimates	3 Months Ended
Nov. 30, 2023
Significant Accounting Policies Judgements And Estimates
Significant accounting policies, judgements and estimates

3.	Significant accounting policies, judgements and estimates

The accounting policies, judgements and estimates applied in these interim condensed consolidated financial statements are consistent with those set out in Notes 3 and 4 of the Company’s annual consolidated financial statements for the year ended August 31, 2023, except as described below:

Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)

In February 2021, the IASB issued amendments to IAS 1, Presentation of Financial Statements, and IFRS Practice Statement 2, Making Materiality Judgements, requiring that an entity discloses its material accounting policies, instead of its significant accounting policies. Accounting policy information is material if, when considered together with other information included in an entity’s financial statements, it can reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements. Accounting policy information may be material because of the nature of the related transactions, other events or conditions, even if the amounts are immaterial. Accounting policy information that relates to immaterial transactions, events or conditions is immaterial and need not be disclosed. The IASB has also developed guidance and examples to explain and demonstrate the application of the ‘four-step materiality process’ described in IFRS Practice Statement 2.

The amendments to IAS 1 and IFRS Practice Statement 2 were adopted on September 1, 2023 and did not have a material impact on the Company’s interim condensed consolidated financial statements.

Definition of Accounting Estimates (Amendments to IAS 8)

In February 2021, the IASB issued amendments to IAS 8, Accounting policies, changes in accounting estimates and errors. The amendments replace the definition of a change in accounting estimates with a definition of accounting estimates. Under the new definition, accounting estimates are “monetary amounts in financial statements that are subject to measurement uncertainty”. Entities develop accounting estimates if accounting policies require items in financial statements to be measured in a way that involves measurement uncertainty. The amendments clarify that a change in accounting estimate that results from new information or new developments is not the correction of an error and effects of a change in an input or a measurement technique used to develop an accounting estimate are changes in accounting estimates if they do not result from the correction of prior period errors.

The amendments to IAS 8 were adopted on September 1, 2023 and did not have a material impact on the Company’s interim condensed consolidated financial statements.

Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)

In May 2021, the IASB issued amendments to IAS 12, Income Taxes. The amendments to IAS 12 narrow the scope of the initial recognition exemption so that it no longer applies to transactions which give rise to equal amounts of taxable and deductible temporary differences. The Company is to recognize a deferred tax asset and deferred tax liability for temporary differences arising on initial recognition for certain transactions, including leases and reclamation provisions.

The amendments to IAS 12 were adopted on September 1, 2023 and did not have a material impact on the Company’s interim condensed consolidated financial statements.